Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
Debt
Debt consisted of the following as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Unsecured revolving credit facility	$—	$72,000
Unsecured term loans	455,000	455,000
Unsecured senior notes	300,000	—
Fixed rate mortgages	359,284	382,456
Secured real estate term loan	—	125,500
	1,114,284	1,034,956
Net (discount) premium	(80)	2,403
Total	$1,114,204	$1,037,359

Unsecured Credit Agreement
On March 7, 2013, we executed an amendment pursuant to an existing provision to increase the principal amount of the unsecured revolving credit facility. The amendment added an additional lender and increased the unsecured revolving credit facility by $75.0 million to $650.0 million. The other existing terms of the unsecured credit agreement were unchanged.
As of June 30, 2013, the margin associated with borrowings on the unsecured revolving credit facility was 1.55% per annum and the facility fee was 0.35% per annum. As of June 30, 2013, no amount was outstanding on our unsecured revolving credit facility.
The margin associated with borrowings on the unsecured term loan as of June 30, 2013 was 1.85% per annum. We have interest rate swaps that fix the interest rate on our $300.0 million unsecured term loan at 2.95% per annum, based on our current credit rating.
$155.0 million Unsecured Term Loan
The margin associated with the borrowings as of June 30, 2013 was 2.00% per annum. We have interest rate swaps in place that fix the interest rate on our $155.0 million unsecured term loan at 3.29% per annum, based on our current credit rating.
$300.0 million Unsecured Senior Notes
On March 28, 2013, we issued $300.0 million of unsecured senior notes that mature on April 15, 2023. The unsecured senior notes bear interest at 3.70% per annum payable semi-annually and were offered at 99.186% of the principal amount thereof. The unsecured senior notes contain registration rights to the holders.
Fixed Rate Mortgages
As of June 30, 2013, we had fixed rate mortgages with interest rates ranging from 4.90% to 12.75% per annum and a weighted average interest rate of 5.93% per annum.
Secured Real Estate Term Loan
On March 28, 2013, we repaid in full the $125.5 million secured real estate term loan. In connection with the repayment, we terminated the secured real estate term loan (and the commitments thereunder) and the related security documents and guarantees. In addition, we terminated the $75.0 million interest rate swap associated with the secured real estate term loan.
Future Debt Maturities
As of June 30, 2013, the principal payments due on our debt for the six months ending December 31, 2013 and each of the next four years ending December 31 and thereafter is as follows (in thousands):

Year	Amount
2013	$8,235
2014	6,392
2015	72,625
2016	404,696
2017	99,963
Thereafter	522,373
Total	$1,114,284

The above scheduled debt maturities does not include the available extensions.
We are required by the terms of the applicable credit agreements to meet various affirmative and negative covenants that we believe are customary for these types of facilities, such as limitations on the incurrence of debt by us and our subsidiaries that own unencumbered assets, limitations on the nature of our business, and limitations on our distributions and including our subsidiaries that own unencumbered assets. The credit agreements also impose a number of financial covenants on us, such as a maximum ratio of total indebtedness to total asset value, a minimum ratio of EBITDA to fixed charges, a minimum tangible net worth covenant, a maximum ratio of unsecured indebtedness to unencumbered asset value, rent coverage ratios and a minimum ratio of unencumbered net operating income to unsecured interest expense. As of June 30, 2013, we believe that we were in compliance with all such financial covenants and reporting requirements. In addition, certain credit agreements include events of default provisions that we believe are customary for these types of facilities, including restricting us from making distributions in the event we are in default.

Debt
Debt consisted of the following as of December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
Unsecured revolving credit facility	$72,000	$—
Unsecured term loans	455,000	—
Fixed rate mortgages	382,456	461,248
Variable rate mortgages	—	49,810
Secured real estate term loan	125,500	125,500
	1,034,956	636,558
Net premium	2,403	2,591
Total	$1,037,359	$639,149

$875.0 million Unsecured Credit Agreement
On March 29, 2012, we entered into a $875.0 million unsecured credit agreement to obtain a $575.0 million unsecured revolving credit facility and a $300.0 million unsecured term loan. The $875.0 million unsecured credit agreement matures on March 29, 2016 and includes a one-year extension option, subject to certain conditions. The $875.0 million unsecured credit agreement replaced the former $575.0 million unsecured credit agreement that would have matured in May 2014.
The actual amount of credit available under the $875.0 million unsecured credit agreement is a function of certain loan-to-value and debt service coverage ratios. The maximum principal amount may be increased, subject to such additional financing being offered and provided by existing lenders or new lenders.
Borrowings under the $575.0 million unsecured revolving credit facility accrue interest at a rate per annum equal to adjusted LIBOR plus a margin ranging from 1.10% to 1.75% per annum based on our credit rating. We also pay a facility fee ranging from 0.20% to 0.50% per annum on the aggregate commitments under the unsecured revolving credit facility. As of December 31, 2012, the margin associated with borrowings was 1.55% per annum and the facility fee was 0.35% per annum. As of December 31, 2012, $72.0 million was outstanding and the interest rate was 2.14% per annum.
Subsequent to the end of the year, we increased the unsecured revolving credit facility by $75.0 million to $650.0 million. No other terms of the unsecured credit agreement were changed.
Borrowings under the $300.0 million unsecured term loan accrue interest at a rate per annum equal to adjusted LIBOR plus a margin ranging from 1.30% to 2.25% per annum based on our credit rating. The margin associated with borrowings as of December 31, 2012 was 1.85% per annum.
On March 29, 2012, we entered into a $200.0 million interest rate swap that matures on March 29, 2017, and on May 21, 2012, we entered into a $100.0 million interest rate swap that matures on June 15, 2016. These swaps fix the interest rate on our $300.0 million unsecured term loan at 2.95% per annum, based on our current credit rating.
Former $575.0 million Unsecured Credit Agreement
During the three months ended March 31, 2012, we had draws of $182.0 million in order to fund acquisitions which we repaid in March 2012. Our former $575.0 million unsecured credit agreement was terminated in conjunction with the execution of the $875.0 million unsecured credit agreement.
$155.0 million Unsecured Term Loan
On July 20, 2012, we entered into a $155.0 million unsecured term loan that matures on July 19, 2019. The interest rate is equal to LIBOR plus a margin ranging from 1.55% to 2.40% per annum based on our credit rating. The margin associated with the borrowings as of December 31, 2012 was 2.00% per annum.
On June 4, 2012, we entered into a $50.0 million interest rate swap that matures on July 17, 2019, and on November 1, 2012, we entered into a $105.0 million interest rate swap that matures on July 17, 2019. These swaps fix the interest rate on our $155.0 million unsecured term loan at 3.29% per annum, based on our current credit rating.
$300.0 million Unsecured Senior Notes
Subsequent to the end of the year, we issued $300.0 million of unsecured senior notes with an interest of 3.70% per annum.
Fixed Rate Mortgages
As of December 31, 2012, we had fixed rate mortgages with interest rates ranging from 4.90% to 12.75% per annum and a weighted average interest rate of 5.92% per annum.
Secured Real Estate Term Loan
On February 1, 2011, we entered into a $125.5 million secured real estate term loan. The secured real estate term loan matures on December 31, 2013 and includes two 12-month extension options, subject to the satisfaction of certain conditions. The interest rate is equal to one-month LIBOR plus 2.35% per annum, which equated to 2.57% per annum as of December 31, 2012. The secured real estate term loan is secured by 25 buildings within 12 property portfolios in 13 states. We have guaranteed 25% of the principal balance (or $31.4 million) and 100% of the interest.
On November 3, 2010, we entered into a $75.0 million interest rate swap that matures on December 31, 2013. After giving effect to the impact of the interest rate swap, which fixes the rate at 3.42% per annum on $75.0 million of the secured real estate term loan, the weighted average interest rate is 3.08% per annum as of December 31, 2012.
Subsequent to the end of the year, we repaid in full the secured real estate term loan and terminated the associated interest rate swap.
Future Debt Maturities
As of December 31, 2012, the principal payments due on our debt for each of the next five years and thereafter is as follows (in thousands):

Year	Amount
2013	$156,906
2014	6,392
2015	72,625
2016	476,696
2017	99,963
Thereafter	222,374
Total	$1,034,956

The above scheduled debt maturities does not include the available extensions as discussed above.
We are required by the terms of the applicable credit agreements to meet various affirmative and negative covenants that we believe are customary for these types of facilities, such as limitations on the incurrence of debt by us and our subsidiaries that own unencumbered assets, limitations on the nature of our business, and limitations on distributions by us and our subsidiaries that own unencumbered assets. The credit agreements also impose a number of financial covenants on us, such as a maximum ratio of total indebtedness to total asset value, a minimum ratio of EBITDA to fixed charges, a minimum tangible net worth covenant, a maximum ratio of unsecured indebtedness to unencumbered asset value, rent coverage ratios and a minimum ratio of unencumbered net operating income to unsecured interest expense. As of December 31, 2012, we believe that we were in compliance with all such financial covenants and reporting requirements. In addition, certain credit agreements include events of default provisions that we believe are customary for these types of facilities, including restricting us from making distributions in the event we are in default.